SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents in bank deposit					$ 250,000	$ 250,000
Allowance for credit loss					295,837	41,854
General and administrative expenses					31,422	50,823
Goodwill	$ 8,973,501		$ 8,973,501		8,973,501	8,973,501
Impairment loss of consolidated statements of operations		$ 600,000		$ 600,000	1,388,000
Shipping and handling					75,000	128,000
Shipping and handling costs included in distribution costs					907,843	1,016,716
Advertising and promotional expense					$ 138,000	728,000
Number of reportable segment			1		1
Short term leases	12 months		12 months		12 months
Restricted cash	$ 5,705,179		$ 5,705,179
Allowance for credit loss	$ 312,332		$ 312,332		295,837
Number of operating segment | Segment			1
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization charges			$ 5,043	$ 6,044
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of indefinite-lived intangible assets						0
Goodwill						3,158,123
Impairment loss of consolidated statements of operations					$ 1,133,500
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years		3 years		3 years	3 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years		3 years		3 years	3 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years		10 years		10 years	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]	Useful Life, Shorter of Lease Term or Asset Utility [Member]